Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 trust	Sep. 30, 2012	Dec. 31, 2012 trust	Dec. 31, 2011	Dec. 31, 2010
Equity increase (decrease):
Income taxes paid			$ 0	$ 2,000,000	$ 1,700,000	$ 58,500,000	$ 10,100,000
AIG
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years			2		2
Compensation and other expenses recorded in additional paid in capital			3,700,000		2,600,000	(8,000,000)	2,800,000
Expense (income):
Allocation of corporate costs from related party	11,538,000	3,904,000	27,636,000	18,451,000	22,941,000	(1,246,000)	30,512,000
Asset (liability):
Current income taxes and other tax liabilities	(286,630,000)		(286,630,000)		(299,333,000)	(279,441,000)
Accrued corporate costs payable	(23,800,000)		(23,800,000)		(20,969,000)	(21,672,000)
Equity increase (decrease):
Aircraft transfer to AIG, net of tax					(25,379,000)
Aircraft contribution from AIG, net of tax					16,690,000
Compensation and other expenses paid by AIG			3,675,000		2,636,000	(8,000,000)	2,825,000
Corporate aircraft transferred to AIG, tax					11,866,000
Taxes on aircraft contribution from AIG					9,211,000
Income taxes paid			0		1,700,000	58,500,000
AIG | Adjustment to correctly reflect legal expenses paid by related party on behalf of entity
Equity increase (decrease):
Decrease (increase) to pre-tax loss	(6,100,000)		(2,500,000)
Expenses paid by AIG on our behalf			2,500,000
AIG | Retained earnings
Related party transactions
Number of corporate aircraft					2
Combined net book value of aircraft transfer					37,300,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft					1
Corporate aircraft from AIG in Lease receivables and other assets					16,700,000
AIG | Insurance premiums
Related party transactions
Purchases from related party			6,200,000	8,300,000	9,900,000	7,900,000	7,300,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account	(775,000)	(1,059,000)	(2,400,000)	(2,702,000)	(3,634,000)
Asset (liability):
Time deposit account	1,106,003,000		1,106,003,000		1,103,591,000
Derivative liabilities	(10,379,000)		(10,379,000)		(20,933,000)	(31,756,000)
Equity increase (decrease):
Period to maturity of time deposit account			30 days		30 days
AIG Markets, Inc. | Derivative contracts
Expense (income):
Income from related party	294,000	301,000	889,000	911,000	1,212,000
Interest	2,844,000	4,173,000	9,547,000	13,851,000	17,712,000	50,043,000	91,988,000
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party		40,000	126,000	156,000	156,000	94,000	425,000
Related parties | Management services agreements
Expense (income):
Income from related party	$ (2,261,000)	$ (2,219,000)	$ (6,444,000)	$ (6,683,000)	$ (8,871,000)	$ (9,323,000)	$ (9,429,000)